Warrants Presented at Fair Value	12 Months Ended
Dec. 31, 2023
Warrants Presented at Fair Value [Abstract]
WARRANTS PRESENTED AT FAIR VALUE
NOTE 11:	Warrants presented at fair value

The Company’s outstanding warrants classified as a liability as of December 31, 2022 are as follows:

Outstanding	Exercise price		Issuance year	Exercisable through	Fair value

120,000	$0.92	(*)	2014	(***)	$1	(****)
675,926	(**	)	2017	2024	14,785	(****)
1,411,765	0.17		2019	2024	673	(****)

2,207,691					$15,459	(*****)

(*)	Subject to changes as describe in the agreement.

(**)	Less than $0.01.

(***)	M&A or qualified public offering as described in the agreement.

(****)	Issued in connection with the 2019, 2017 and 2014 arrangements.

(*****)	Contains warrants presented at fair value within non-current liabilities.

The Company’s outstanding warrants classified as a liability as of December 31, 2023 are as follows:

Outstanding	Exercise price		Issuance year	Exercisable through	Fair value

120,000	$0.92	(*)	2014	(***)	$—	(****)
675,926	(**	)	2017	2024	1,926	(****)
1,411,765	0.17		2019	2024	—	(****)

2,207,691					$1,926	(*****)

(*)	Subject to changes as describe in the agreement.

(**)	Less than $0.01.

(***)	M&A or qualified public offering as described in the agreement.

(****)	Issued in connection with the 2019, 2017 and 2014 arrangements.

(*****)	Contains warrants presented at fair value within current liabilities.